Trade and other receivables, net - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Stabilization fund received	$ 5,359,869
Ecopetrol
IFRS Statement [Line Items]
Stabilization fund received		$ 4,435,974
Reficar
IFRS Statement [Line Items]
Stabilization fund received	$ 923,895